SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	11 Months Ended
	Aug. 12, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	0
Federal Depository Insurance Coverage			$ 250,000	$ 250,000
Over-allotment option
Sale of Units, net of underwriting discounts (in shares)	3,000,000
Initial Public Offering
Sale of Units, net of underwriting discounts (in shares)	23,000,000	15,900,000	15,900,000
Class A ordinary shares | Over-allotment option
Sale of Units, net of underwriting discounts (in shares)	3,000,000
Class A ordinary shares | Initial Public Offering
Sale of Units, net of underwriting discounts (in shares)	23,000,000	23,000,000	23,000,000